SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2017
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
11. SUBSEQUENT EVENTS

On October 19, 2017, the Company declared a cash dividend of $0.03 per common share for the third quarter of 2017.

The Company has signed the final agreement for the financing of the outstanding commitments for the three newbuildings with a major lending provider. The three newbuildings are expected to be delivered in June, August and October 2018, respectively.  Under the terms of the financing agreement, the lending provider will pay 77.5% of the purchase price for each of the three newbuildings. After delivery of each of the vessels, the Company will enter into ten-year bareboat charter agreements.  The Company is obligated to purchase the vessels upon the completion of the ten-year bareboat charter agreement and also have the flexibility to purchase the vessels after year five and seven.  The financing agreement contains certain financial covenants requiring us to maintain a minimum value adjusted equity and ratio; minimum liquidity; and minimum value clause.
On December 12, 2017, the Company entered into an amendment to the credit agreement for the Credit Facility modifying certain of the Company's financial covenants until December 31, 2018.  Under the revised terms of the credit agreement, the Company is unable to draw further on the Credit Facility and the margin is increased by 2.0% for the period until December 31, 2017, and 3.55% thereafter.  The Company can distribute a maximum dividend of $3.1 million subject to a corresponding amount declared as dividend being repaid under the Credit Facility. Further, until June 30, 2018, half of any proceeds received by the Company from the sale of equity, up to $75.0 million, must be used to repay the Credit Facility. The Company has repaid $3,058,500 on the Credit Facility in relation to the dividend paid out on December 5, 2017.  Additionally, the Company undertakes to not make new investments, excluding the Samsung Newbuildings, except for investments made in connection with normal maintenance of the Vessels.

On November 28, 2017, the Company entered into a fully underwritten commitment letter with a major international bank providing for a senior secured loan facility of up to $375.0 million, or the Backstop Facility, to support the recapitalization of the Company. The Backstop Facility is not intended to be drawn and is expected to be cancelled when the recapitalization has been completed. The recapitalization is expected to encompass a combination of new equity,  a new revolving credit facility and an unsecured bond offering, The Company plans to fully repay the existing Credit Facility, originally from 2004 as later refinanced in 2012 and then amended in 2015, and expect to enter into a new revolving credit facility in combination with an unsecured bond as part of the recapitalization.
The Backstop Facility will be available for drawing from July 1, 2018, subject to completion of equity issuance of $100.0 million. The Backstop Facility, if utilized and not repaid, will be rolled into a term loan on January 1, 2019 with maturity on November 30, 2020. The Backstop Facility will have no amortization until December 31, 2018, upon and following which date the principal of the loan must be repaid in quarterly instalments of $10.0 million. The Backstop Facility carries an interest rate that will step-up over time and carries a maximum interest rate of 10.5% per annum. The Company can distribute quarterly dividends up to $0.03 per quarter under the Backstop Facility and 50% of free cash flow from January 1, 2019. The Backstop Facility contains financial covenants in relation to minimum liquidity, minimum value and book equity. The lender has the right under the terms of the Backstop Facility to require us to proceed with a bond offering for a senior secured high yield bond of $375.0 million or a senior unsecured high yield bond of $200.0 million in 2018, each with tenor and pricing parameters as set forth in the Backstop Facility. It is not the intention of the Company to utilize the Backstop Facility, whereas the facility is giving the Company security for its contemplated recapitalization transactions.